Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Activities of Temporary Equity
The activities of Class A Preferred Equity, Class B Preferred Equity and Class C Preferred Equity for the year ended December 31, 2018 are as follows:

	Class A Preferred Equity	Class B Preferred Equity	Class C Preferred Equity	Total
	US$	US$	US$	US$
Balance as of January 1, 2018	300,000	218,233	772,382	1,290,615
Accretion	—	—	30,439	30,439
Repurchase	(300,000)	—	(802,821)	(1,102,821)
Re-designation (see note below)	—	(218,233)	—	(218,233)

Balance as of December 31, 2018	—	—	—	—

All of the Redeemable Convertible Preferred Shares were converted to equivalent number of Class A Ordinary Shares immediately upon the completion of the Company’s initial public offering on September 30, 2020.
The activities of Series Angel Preferred Shares, Series
Pre-A
Preferred Shares and Series A Preferred Shares for the years ended December 31, 2019 and 2020 are as follows:

	Series Angel Preferred Shares	Series Pre-A Preferred Shares	Series A Preferred Shares	Total
	US$	US$	US$	US$
Balance as of January 1, 2019	234,394	3,570,201	20,157,863	23,962,458
Accretion	29,214	—	1,911,038	1,940,252

Balance as of December 31, 2019	263,608	3,570,201	22,068,901	25,902,710

Accretion	24,299	—	1,552,727	1,577,026
Conversion to ordinary shares	(287,907)	(3,570,201)	(23,621,628)	(27,479,736)

Balance as of December 31, 2020	—	—	—	—